SHARE-BASED COMPENSATION - Share option activities (Details) - USD ($)	1 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Share Options
Outstanding, beginning			11,052,896
Forfeited or expired			(56,052)
Exchanged for RSUs	(2,223,175)	(3,104,234)	(2,223,175)
Outstanding, ending			8,773,669	11,052,896
Exercisable			8,771,536	603,559	934,143
Weighted Average Remaining Life and Aggregate Intrinsic Value
Weighted Average Remaining Life (in Years)			3 years 3 months 29 days	4 years 1 month 20 days
Weighted Average Remaining Life, Exercisable (in years)			3 years 3 months 29 days	5 years 3 months 7 days	6 years 5 months 1 day
Aggregate Intrinsic Value			$ 121,224,000	$ 161,965,000
Aggregate Intrinsic Value, Exercisable			$ 121,200,000	$ 8,621,000	$ 11,763,000
Weighted average grant date fair value of share options vested			$ 1.67	$ 4.92	$ 6.2
Total grant date fair value of the share options vested			$ 13,660,000	$ 300,000	$ 2,400,000
Cash received from share option exercises			$ 0	$ 0	$ 52,800
Weighted Average Exercise Price
Outstanding, beginning			$ 0.47
Forfeited or expired			0.6
Exchanged for RSUs			0.19
Outstanding, ending			0.53	$ 0.47
Exercisable (in dollars per share)			$ 0.53	$ 0.84	$ 0.91
Vesting on the occurrence of an IPO or a sale
Weighted Average Remaining Life and Aggregate Intrinsic Value
Share options				10,439,796	13,681,443